Strategic Income Portfolio as of April 30, 1997

PORTFOLIO OF INVESTMENTS

Bonds & Notes -- 88.7%


                                              Principal      U.S. $ Value
----------------------------------------------------------------------------
Argentina -- 2.4%                           U.S. Dollar
----------------------------------------------------------------------------
Argentina Discount Bond (Brady), 6.375%
      3/31/23                                 3,750,000     $   3,103,125
----------------------------------------------------------------------------
Total Argentina (identified cost, $2,546,798)               $   3,103,125
----------------------------------------------------------------------------

Australia -- 0.6%                     Australian Dollar
----------------------------------------------------------------------------
State Electricity - Victoria, 9.25%, 9/18/03  1,000,000     $     822,191
----------------------------------------------------------------------------
Total Australia (identified cost, $733,564)                 $     822,191
----------------------------------------------------------------------------

Brazil -- 6.6%                              U.S. Dollar
----------------------------------------------------------------------------
Brazil Discount Bond (Brady), 6.875%,
    4/15/24                                  10,500,000     $   8,459,062
----------------------------------------------------------------------------
Total Brazil (identified cost, $6,472,627)                  $   8,459,062
----------------------------------------------------------------------------

Colombia -- 1.8%                            U.S. Dollar
----------------------------------------------------------------------------
FEN, 9.375%, 6/15/06                          2,200,000     $   2,303,125
----------------------------------------------------------------------------
Total Colombia (identified cost, $2,233,000)                $   2,303,125
----------------------------------------------------------------------------

Ecuador -- 2.2%                             U.S. Dollar
----------------------------------------------------------------------------
Ecuador Discount Bond (Brady), 6.438%,
    2/28/25                                   4,100,000     $   2,749,563
----------------------------------------------------------------------------
Total Ecuador (identified cost, $2,483,844)                 $   2,749,563
----------------------------------------------------------------------------

Ireland -- 4.7%                              Irish Punt
----------------------------------------------------------------------------
Irish Government, 9.25%, 7/11/03              3,500,000     $   6,056,989
----------------------------------------------------------------------------
Total Ireland (identified cost, $6,052,161)                 $   6,056,989
----------------------------------------------------------------------------

Morocco -- 1.4%                           Deutsche Mark
----------------------------------------------------------------------------
Snap Limited, 11.50%, 1/29/09                 3,000,000     $   1,827,053
----------------------------------------------------------------------------
Total Morocco (identified cost, $1,853,583)                 $   1,827,053
----------------------------------------------------------------------------

New Zealand -- 3.7%                  New Zealand Dollar
----------------------------------------------------------------------------
New Zealand Government, 8.00%, 4/15/04        6,850,000     $   4,768,445
----------------------------------------------------------------------------
Total New Zealand (identified cost, $4,740,584)             $   4,768,445
----------------------------------------------------------------------------

Norway -- 3.5%                          Norwegian Krone
----------------------------------------------------------------------------
Norway Government, 6.75%, 1/15/07            20,000,000     $   2,928,173
Norway Government, 7.00%, 5/31/01            10,000,000         1,512,211
----------------------------------------------------------------------------
Total Norway (identified cost, $4,587,443)                  $   4,440,384
----------------------------------------------------------------------------

Poland -- 6.9%                             Polish Zloty
----------------------------------------------------------------------------
Polish T-bill, 0.00%, 5/07/97                12,940,000     $   4,074,985
Polish T-bill, 0.00%, 6/18/97                 4,040,000         1,241,828
Polish T-bill, 0.00%, 7/30/97                11,510,000         3,453,728
----------------------------------------------------------------------------
Total Poland (identified cost, $9,041,328)                  $   8,770,541
----------------------------------------------------------------------------

The Philippines -- 0.9%                     U.S. Dollar
----------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03             1,500,000     $   1,095,000
----------------------------------------------------------------------------
Total The Philippines (identified cost, $1,178,795)         $   1,095,000
----------------------------------------------------------------------------

United Kingdom -- 1.7%                      U.S. Dollar
----------------------------------------------------------------------------
Diamond Cable Communications Co., 144A,
    Sr. Disc. Notes, 10.75%, (0% until
    2002), 2/15/07                            2,000,000     $   1,190,000
Newsquest Capital Corp., Sr. Sub.
    Notes, 11.00%, 5/01/06                    1,000,000         1,045,000
----------------------------------------------------------------------------
Total United Kingdom (identified cost, $2,224,199)          $   2,235,000
----------------------------------------------------------------------------

United States -- 52.3%                      U.S. Dollar
----------------------------------------------------------------------------
Corporate Bonds & Notes -- 5.0%
Agricultural Minerals & Chemicals Inc.,
    Sr. Notes, 10.75%, 9/30/03                1,000,000     $   1,065,000
Applied Extrusion Inc., Sr. Notes,
    11.50%, 4/01/02                           1,000,000         1,045,000
Dayton Hudson Mountain, 9.52%, 6/10/15          350,000           392,060
Overhead Door Corp., Sr. Notes, 12.25%,
    2/01/00                                     500,000           527,500
TRW Inc., Medium Term Notes, 9.35%,
    6/04/20                                   1,900,000         2,240,100
United International-Series B, 0.00%,
    11/15/99                                  1,500,000         1,087,500
----------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost,
    $6,070,158)                                             $   6,357,160
----------------------------------------------------------------------------
Mortgage Pass-Throughs -- 47.3%
Federal Home Loan Mortgage Corp.:
    4.75%, with various maturities to 2003       33,735     $      32,853
    5.50%, with maturity at 2019                 10,816            10,814
    8.00%, with various maturities to 2021    4,184,693         4,282,177
    8.50%, with various maturities to 2024    4,981,955         5,205,024
    9.00%, with maturity at 2019                898,561           952,688
    12.50%, with maturity at 2011               112,119           127,982
    12.75%, with maturity at 2013               198,341           229,861
    13.25%, with maturity at 2013               145,862           170,532
    13.50%, with maturity at 2019               495,156           585,264
----------------------------------------------------------------------------
                                                             $ 11,597,195
----------------------------------------------------------------------------
Federal National Mortgage Association:
    4.75%, with maturity at 1999                 34,601      $     34,216
    5.00%, with maturity at 2003                127,554           123,767
    5.50%, with various maturities to 2012       88,780            88,099
    7.50%, with various maturities to 2018    2,482,565         2,511,417
    8.00%, with various maturities to 2013    3,778,952         3,870,819
    8.50%, with various maturities to 2026    3,416,488         3,585,293
    9.00%, with various maturities to 2017    7,665,871         8,099,357
    12.00%, with maturity at 2015             1,707,245         1,955,097
    12.50%, with various maturities to 2019   5,500,218         6,412,614
    12.75%, with maturity at 2014               177,994           208,993
    13.00%, with various maturities to 2015   3,984,084         4,678,235
    13.25%, with maturity at 2014               234,128           279,444

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


                                              Principal      U.S. $ Value
-------------------------------------------------------------------------------
United States (continued)
-------------------------------------------------------------------------------
    13.50%, with various maturities to 2015   2,187,464      $  2,583,690
    14.75%, with various maturities to 2012   2,646,817         3,251,672
-------------------------------------------------------------------------------
                                                             $ 37,682,713
-------------------------------------------------------------------------------
Government National Mortgage Association:
    6.50%, with various maturities to 2007    1,142,604      $  1,137,450
    7.50%, with various maturities to 2017    1,415,903         1,433,589
    8.00%, with maturity at 2017              4,505,632         4,649,506
    9.00%, with maturity at 2016              1,169,909         1,244,500
    13.50%, with various maturities to 2014     439,379           528,807
-------------------------------------------------------------------------------
                                                             $  8,993,852
-------------------------------------------------------------------------------
Total Mortgage Pass-Throughs (identified cost,
    $58,329,874)                                             $ 58,273,760
-------------------------------------------------------------------------------
United States Treasury Bond, 11.75%,
    2/15/01/(1)/ (identified cost,
    $2,603,438)                               2,000,000      $  2,345,620
-------------------------------------------------------------------------------
Total United States (identified cost,
    $67,003,470)                                             $ 66,976,540
-------------------------------------------------------------------------------

Total Bonds & Notes
    (identified cost $111,151,396)                           $113,607,018
-------------------------------------------------------------------------------

Short-Term
Investments -- 11.3%                        U.S. Dollar

Banque National De Paris, Euro
    Time-deposit Cayman Islands,              5,500,000      $  5,500,000
    5.688%, 5/01/97
Postipanki-n.y. Cayman Time Deposit,
    5.450%, 5/01/97                           3,000,000         3,000,000
Skandinaviska Enskilada Banken Time
    Deposit, 5.470%, 5/02/97                  6,000,000         6,000,000
-------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost $14,500,000)                          $ 14,500,000
-------------------------------------------------------------------------------

Total Investments -- 100%
    (identified cost $125,651,396)                           $128,107,018
-------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS

Statement of Assets & Liabilities

As of April 30, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
  (identified cost $125,651,396)                                   $128,107,018
Cash                                                                     76,339
Foreign currency, at value
  (identified cost, $5,735)                                                 812
Receivable for investments sold                                       2,044,141
Interest receivable                                                   1,343,665
Receivable for variation margin on open financial futures contracts      21,935
Receivable for open forward foreign currency contracts                3,621,210
Deferred organization expenses (Note 1J)                                  8,628
--------------------------------------------------------------------------------
Total assets                                                       $135,223,748
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $  4,748,323
Payable to affiliate for Trustees' fees                                     638
Accrued expenses                                                         39,689
--------------------------------------------------------------------------------
Total liabilities                                                  $  4,788,650
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $130,435,098
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $124,539,001
Unrealized appreciation of investments, futures, and forward
  currency contracts (computed on basis of identified cost)           5,896,097
--------------------------------------------------------------------------------
Total                                                              $130,435,098
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
April 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income                                                    $  6,028,441
--------------------------------------------------------------------------------
Total income                                                       $  6,028,441
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                    $    348,842
Administration fee (Note 2)                                              99,129
Compensation of Trustees not members of the
  Investment Adviser's organization (Note 2)                              4,407
Custodian fee                                                            89,068
Legal and accounting services                                            36,889
Amortization of organization expenses (Note 1J)                           2,335
Miscellaneous                                                             2,317
--------------------------------------------------------------------------------
Total expenses                                                     $    582,987
--------------------------------------------------------------------------------

Net investment income                                              $  5,445,454
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss)(identified cost basis)--
  Investment transactions                                          $    670,688
  Financial futures contracts                                           275,479
  Foreign currency and forward foreign currency
      exchange transactions                                           4,604,783
--------------------------------------------------------------------------------
Net realized gain on investments                                   $  5,550,950
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                             $ (2,471,467)
   Financial futures contracts                                         (147,034)
   Foreign currency and forward foreign
      exchange contracts                                                596,276
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                   $ (2,022,225)
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $  3,528,725
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  8,974,179
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                        Six Months Ended    Year Ended
in Net Assets                              April 30, 1997      October 31, 1996
--------------------------------------------------------------------------------
From operations --
      Net investment income                   $  5,445,454       $ 11,982,292
      Net realized gain on investments           5,550,950          9,573,199
      Net change in unrealized
           appreciation (depreciation)
           of investments                       (2,022,225)         3,820,588
--------------------------------------------------------------------------------
Net increase in net assets
      from operations                         $  8,974,179       $ 25,376,079
--------------------------------------------------------------------------------
Capital transactions --
      Contributions                           $  9,999,692       $ 10,557,996
      Withdrawals                              (20,945,572)       (56,110,565)
--------------------------------------------------------------------------------
Net decrease in net assets from
      capital transactions                    $(10,945,880)      $(45,552,569)
--------------------------------------------------------------------------------

Total decrease in net assets                  $ (1,971,701)      $(20,176,490)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $132,406,799       $152,583,289
--------------------------------------------------------------------------------
At end of period                              $130,435,098       $132,406,799
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                     Year Ended October 31,
                                                  Six Months Ended       ------------------------------------------------
                                                    April 30, 1997          1996              1995               1994*
--------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                 0.88%+             0.86%             0.84%              0.82%+
Net investment income                                    8.24%+             8.62%             9.08%              8.41%+
Portfolio Turnover                                         26%                71%               78%                71%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $130,435           $132,407          $152,583           $236,469
--------------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, March 1, 1994, to October 31, 1994.


                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement price. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments. The Portfolio has elected, under Section 1092 of the Internal Revenue Code (the Code), to utilize mixed straddle accounting for certain designated classes of activities involving domestic options and domestic financial futures contracts in determining recognized gains and losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains and losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

  That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

  J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  L Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  M Other -- Investment transactions are accounted for on a trade date basis.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 1997, the fee was equivalent to 0.53% (annualized) of the Portfolio's average net assets for such period and amounted to $348,842. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $99,129 for the six months ended April 30, 1997.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

  that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For six months ended April 30, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


4 Investment Transactions
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 1997, the Portfolio had invested approximately 18% of its net assets or approximately $23,515,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 1997 were as follows:


  Purchases
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                                $ 31,149,916
  U.S. Government Securities                                         16,845,338
  ------------------------------------------------------------------------------

                                                                   $ 47,995,254
  ------------------------------------------------------------------------------

  Sales
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                                $ 49,898,608
  U.S. Government Securities                                                  -
  ------------------------------------------------------------------------------

                                                                   $ 49,898,608
  ------------------------------------------------------------------------------

5 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at April 30, 1997 is as follows:


  Forward Foreign Currency Exchange Contracts

  Sales
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                        In Exchange For              Appreciation
  Date       Deliver                (in U.S. dollars)            (Depreciation)
  ------------------------------------------------------------------------------
  7/1/97     Australian Dollar
             4,000,000                 $ 3,129,200                  $    4,461

  11/5/97-   Belgian Franc
  11/17/97   721,805,951                23,745,222                   3,275,994

  5/5/97     Czech Koruna
             63,360,188                  2,036,729                      (5,457)

  5/2/97     Deutsche Mark
             15,385,467                  8,904,459                      32,174

  5/19/97    British Pound Sterling
             4,000,000                   6,488,600                       3,777

  7/24/97    Irish Punt
             4,140,000                   6,450,120                     257,146

  Strategic Income Portfolio as of April 30, 1997

  NOTES TO FINANCIAL STATEMENTS CONT'D

  Forward Foreign Currency Exchange Contracts (continued)

  Sales
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                        In Exchange For              Appreciation
  Date       Deliver                (in U.S. dollars)            (Depreciation)
  ------------------------------------------------------------------------------
  6/3/97-     Japanese Yen
  6/27/97     643,870,496                         5,324,981             214,515
  7/23/97     Republic of Korea Won
              2,206,250,000                       2,515,678                  --
  8/1/97      New Zealand Dollar
              6,848,378                           4,739,078               3,835
  ------------------------------------------------------------------------------
                                                $63,334,067          $3,786,445
  ------------------------------------------------------------------------------


  Purchases
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                                Deliver              Appreciation
  Date        In Exchange For               (in U.S. dollars)    (Depreciation)
  ------------------------------------------------------------------------------
  5/2/97 -    Deutsche Mark
  5/9/97      30,210,467                    $17,487,877          $  (62,270)
  5/19/97     British Pound Sterling
              4,000,000                       6,554,400             (69,577)
  5/6/97-     Indonesian Rupiah
  12/17/97    23,301,750,000                  9,476,156             (70,122)
  7/18/97     Indian Rupee
              126,525,000                     3,500,000              13,835
  7/23/97     Republic of Korea Won
              2,206,250,000                   2,500,000              15,678
  5/1/97      New Zealand Dollar
              6,848,378                       4,751,952              (3,773)
  5/19/97     Philippine Peso
              53,156,000                      2,000,000              10,994
  ------------------------------------------------------------------------------
                                            $46,270,385         $  (165,235)
  ------------------------------------------------------------------------------


  Futures Contracts
  ------------------------------------------------------------------------------
                                                                Net Unrealized
  Expiration                                                    Appreciation
  Date         Contracts                       Position         (Depreciation)
  ------------------------------------------------------------------------------
  6/97         17 US Treasury
               Bond Futures                    Short                 $  (14,442)
  6/97         59 Canadian 10 year
               Bond Futures                    Long                    (133,715)
  6/97         77 German 10 Year
               Bond Futures                    Long                     (94,621)
  6/97         62 French 10 Year
               Bond Futures                    Short                     25,970
  6/97         6 Japanese 10 year
               Bond Futures                    Short                     13,806
  6/97         27 Italian 10 year
               Bond Futures                    Short                    (12,854)
  ------------------------------------------------------------------------------
                                                                     $ (215,856)
  ------------------------------------------------------------------------------

  At April 30, 1997, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.


6 Federal Income Tax Basis of Investments (Unaudited)
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at April 30, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                $   125,712,579
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  Gross unrealized appreciation                                 $     3,010,721

  Gross unrealized depreciation                                        (616,282)
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  Net unrealized appreciation                                   $     2,394,439
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Strategic Income Portfolio as of April 30, 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders
of Strategic Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Strategic Income Portfolio (the Portfolio) as of April 30, 1997, the related statement of operations for the six month period then ended, the statement of changes in net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and the supplementary data for the six months ended April 30, 1997, each of the two years ended October 31, 1996, and for the period from March 1, 1994 (start of business) to October 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of April 30, 1997, the results of its operations for the six month period then ended, the changes in its net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and the supplementary data for the six months ended April 30, 1997, each of the two years ended October 31, 1996, and for the period from March 1, 1994 (start of business) to October 31, 1994, in conformity with generally accepted accounting principles.



                                    COOPERS & LYBRAND LLP
                                    Boston, Massachusetts
                                    June 2, 1997

Strategic Income Portfolio

        Officers
        James B. Hawkes
        President and Trustee

        Mark S. Venezia
        Vice President

        James L. O'Connor
        Treasurer

        Thomas Otis
        Secretary

        Independent Trustees
        Donald R. Dwight
        President, Dwight Partners, Inc.
        Chairman, Newspapers of New England, Inc.

        Samuel L. Hayes, III
        Jacob H. Schiff Professor of Investment
        Banking, Harvard University Graduate School of
        Business Administration

        Norton H. Reamer
        President and Director, United Asset
        Management Corporation

        John L. Thorndike
        Formerly Director, Fiduciary Company Incorporated

        Jack L. Treynor
        Investment Adviser and Consultant